Selected Balance Sheet Data	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Selected Balance Sheet Data

Note 5 — Selected Balance Sheet Data

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets for the years ended December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Prepaid inventories	$7,303	$8
Prepaid insurance	4,996	48
Deposits (primarily deposits relating to equipment purchases)	2,783	—
Assets held for sale	1,848	—
Prepaid licenses and subscriptions	801	—
Other	119	—
Total	$17,850	$56

Other Current Liabilities

Other current liabilities for the years ended December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Accrued expenses(1)	$3,997	$1,837
Customer deposits	899	731
Warranty liability	177	—
Accrued interest	—	2,453
Other	306	121
Total	$5,379	$5,142

(1)	Primarily relates to personnel costs — wages, health benefits, vacation and other accruals.